CONSOLIDATED STATEMENT OF CASH FLOWS - Parenthetical (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Spanish tax authorities
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Value added tax paid (refund)	€ 252